Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.78794%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,853,011.83

Principal:
Principal Collections	$31,683,937.09
Prepayments in Full	$17,467,682.87
Liquidation Proceeds	$473,198.94
Recoveries	$45,249.00
Sub Total	$49,670,067.90
Collections	$55,523,079.73

Purchase Amounts:
Purchase Amounts Related to Principal	$63,888.94
Purchase Amounts Related to Interest	$515.72
Sub Total	$64,404.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,587,484.39

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,587,484.39
Servicing Fee	$1,261,179.90	$1,261,179.90	$0.00	$0.00	$54,326,304.49
Interest - Class A-1 Notes	$335,092.49	$335,092.49	$0.00	$0.00	$53,991,212.00
Interest - Class A-2a Notes	$1,537,716.67	$1,537,716.67	$0.00	$0.00	$52,453,495.33
Interest - Class A-2b Notes	$1,095,689.20	$1,095,689.20	$0.00	$0.00	$51,357,806.13
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$49,381,556.13
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$49,016,756.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,016,756.13
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$48,816,786.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,816,786.88
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$48,671,644.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,671,644.30
Regular Principal Payment	$82,732,076.87	$48,671,644.30	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,587,484.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,671,644.30
Total					$48,671,644.30

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$48,671,644.30	$162.24	$335,092.49	$1.12	$49,006,736.79	$163.36
Class A-2a Notes	$0.00	$0.00	$1,537,716.67	$4.28	$1,537,716.67	$4.28
Class A-2b Notes	$0.00	$0.00	$1,095,689.20	$4.66	$1,095,689.20	$4.66
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$48,671,644.30	$30.83	$5,654,660.19	$3.58	$54,326,304.49	$34.41

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$82,732,076.87	0.2757736	$34,060,432.57	0.1135348
Class A-2a Notes	$359,000,000.00	1.0000000	$359,000,000.00	1.0000000
Class A-2b Notes	$235,000,000.00	1.0000000	$235,000,000.00	1.0000000
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,361,672,076.87	0.8623963	$1,313,000,432.57	0.8315708

Pool Information
Weighted Average APR	4.771%	4.780%
Weighted Average Remaining Term	54.61	53.81
Number of Receivables Outstanding	45,218	44,315
Pool Balance	$1,513,415,876.33	$1,463,233,250.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,380,807,472.05	$1,335,524,397.98
Pool Factor	0.8737123	0.8447413

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$127,708,852.15
Targeted Overcollateralization Amount	$177,288,937.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$150,232,817.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$493,918.36
(Recoveries)		5	$45,249.00
Net Loss for Current Collection Period			$448,669.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3558%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.1547%
Prior Collection Period			0.1187%
Current Collection Period			0.3618%
Four Month Average (Current and Prior Three Collection Periods)			0.1589%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		281	$852,285.56
(Cumulative Recoveries)			$45,249.00
Cumulative Net Loss for All Collection Periods			$807,036.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0466%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,033.04
Average Net Loss for Receivables that have experienced a Realized Loss			$2,872.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	205	$7,482,618.39
61-90 Days Delinquent	0.11%	36	$1,555,169.13
91-120 Days Delinquent	0.01%	4	$194,628.02
Over 120 Days Delinquent	0.01%	2	$107,745.68
Total Delinquent Receivables	0.64%	247	$9,340,161.22

Repossession Inventory:
Repossessed in the Current Collection Period		11	$502,872.38
Total Repossessed Inventory		16	$707,923.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0629%
Prior Collection Period			0.0553%
Current Collection Period			0.0948%
Three Month Average			0.0710%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1269%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	144	$6,265,716.12
2 Months Extended	170	$7,791,346.30
3+ Months Extended	23	$1,076,811.67

Total Receivables Extended	337	$15,133,874.09
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer